Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Parties
Note 34 - Related Parties

A.          Balance sheet

	December 31,	December 31,
	2018	2019
	NIS millions	NIS millions
Current assets	3	5
Current liabilities	1	2
Long-term loans for equity accounted investees (including current maturity)*	-	147

   * Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2019 and 2018, is NIS 10 million par value linked to the CPI and NIS 8 million par value linked to the CPI, respectively.

In addition, the Company provided shareholder loans indirectly provided to IBC in total amount of NIS 147 million. For additional details, see Note 8.

B.	Transactions with related and interested parties executed in the ordinary course of business at regular commercial terms:

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Income:

Revenues	13	12	30

Expenses:

Cost of revenues and other	16	13	10

In addition to the transactions below, the Company completed the transaction for the sale of the company's independent fiber-optic infrastructure in residential areas, to IBC, for the sum of approximately NIS 181 million. For additional details see Note 31 (H).

In the ordinary course of business, from time to time, the Group purchases, leases, sells and cooperates in the sale of goods and services or otherwise engages in transactions with entities that are members of the DIC/IDB group or other interested or related parties.

The Group has examined said transactions and believes them to be on commercial terms comparable to those that the Group could obtain from/ provide to unaffiliated parties.

C.	Key management personnel compensation

In addition to their salaries, the Group also provides non-cash benefits to executive officers (such as a car, medical insurance, etc.).

The Group has undertaken to indemnify the Group's directors and officers, as well as certain other employees for certain events listed in the indemnifications letters given to them.  The aggregate amount payable to all directors and officers and other employees who may have been or will be given such indemnification letters is limited to the amounts the Group receives from the Group’s insurance policy plus 30% of the Group’s shareholders’ equity as of December 31, 2001 or NIS 486 million, adjusted for changes in the Israeli CPI.

Executive officers also participate in the Group’s share option program (see Note 22, regarding Share-Based Payments).

Key management personnel compensation is comprised of:

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Short-term employee benefits	6	4	4
Share-based payments	1	1	-

	7	5	4

In January 2020, after the end of the reporting period, the Company's Board of Directors decided to grant options to MR. Avi Gabai the CEO of the Company. For additional detail, see Note 22.